Stockholders Equity (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Approval of issuance of shares	1,228,610
Preferred Stock, shares authorized		20,000,000	20,000,000
Common stock, shares outstanding		51,131,234	51,128,298	50,806,798
Professional fees	$ 3,072,000
Approval of deposits from investors		$ 8,500,000	$ 8,500,000	$ 8,500,000
Deposits receivable		$ 131,000	131,000
Subscription returned			454,000
Total Subscription deposits			$ 131,000	$ 586,000
Subscription issued, shares		2,936	321,500
Common stock, shares issued		50,041,498	50,041,498	50,041,498
Proceeds from issuance of common stock		$ 14,800	$ 1,607,500
Chief Executive Officers [Member]
Common stock, shares issued					1,000,000
Chairperson and President [Member] | May 1, 2018 [Member]
Common stock, shares issued					42,634,878
Investors [Member]
Proceeds from issuance of common stock		11,000,000	11,000,000
Refunded to investors		$ 2,350,000	$ 2,350,000